ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Voyage expenses	$ 15,934		$ 20,918
Ship operating expenses	7,879		6,758
Administrative expenses	2,365		1,867
Interest expense	9,914		6,297
Taxes	727		739
Drydocking expenses	0		1,989
Other	212		241
Accrued expenses	$ 37,031	$ 38,208	$ 38,809